Reimbursement of Merger-Related Costs	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Reimbursement of Merger-Related Costs

Note 16. Reimbursement of Merger-Related Costs

On July 11, 2022, we entered into a Termination Agreement (the “Termination Agreement”) with Zip Co Limited (“Zip”) to terminate the Agreement and Plan of Merger, dated February 28, 2022 (the “Merger Agreement”), by and among us, Zip, and Miyagi Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Zip (“Merger Sub”). Pursuant to the Termination Agreement, among other things, on July 12, 2022, we received $11,000,000 from Zip for reimbursement of internal and external merger-related costs, the Merger Agreement and other Transaction Agreements (including the Parent Support Agreements and the Company Support Agreements, each as defined in the Merger Agreement) were terminated by mutual consent of us and Zip. As part of the Termination Agreement, we and Zip also released each other from certain claims related to or arising out of the Merger Agreement and related transactions, none of which impacted the consolidated financial statements.